Changes have been made to the prospectus for the Principal Mutual Funds. The changes are shown below.

                       SUPPLEMENT DATED DECEMBER 20, 2000
   TO THE PROSPECTUS DATED MARCH 1, 2000 (AS REVISED THROUGH MAY 1, 2000) FOR
                           THE PRINCIPAL MUTUAL FUNDS
PRINCIPAL BALANCED FUND, INC.
PRINCIPAL BLUE CHIP FUND, INC.
PRINCIPAL BOND FUND, INC.
PRINCIPAL CAPITAL VALUE FUND, INC.
PRINCIPAL CASH MANAGEMENT FUND, INC.
PRINCIPAL EUROPEAN EQUITY FUND, INC.
PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
PRINCIPAL GROWTH FUND, INC.
PRINCIPAL HIGH YIELD FUND, INC.
PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
PRINCIPAL INTERNATIONAL FUND, INC.
PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
PRINCIPAL  LARGECAP STOCK INDEX FUND, INC.
PRINCIPAL LIMITED TERM BOND FUND INC.
PRINCIPAL  MIDCAP  FUND,  INC.
PRINCIPAL  PACIFIC  BASIN FUND,  INC.
PRINCIPAL PARTNERS  AGGRESSIVE GROWTH FUND, INC.
PRINCIPAL PARTNERS LARGECAP GROWTH FUND, INC.
PRINCIPAL  PARTNERS MIDCAP GROWTH FUND,  INC.
PRINCIPAL REAL ESTATE FUND, INC.
PRINCIPAL  SMALLCAP  FUND,  INC.
PRINCIPAL  TAX-EXEMPT  BOND  FUND,  INC.
PRINCIPAL UTILITIES FUND, INC.

1. On page 8, under the Day-to-day Account Management section, replace with the following:

    Since January 2001

                    Scott D. Opsal, CFA. Mr. Opsal is Chief Investment Officer of Invista Capital Management and has been with the organization since 1993. He holds an MBA from the University of Minnesota and BS from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

2. On page 11, under the Day-to-day Account Management section, replace with the following:

    Since January  2001

                    John Pihlblad, CFA. Mr. Pihlblad is director of quantitative portfolio management for Invista. He has over 24 years experience in creating and managing quantitative investment systems. Prior to joining Invista in 2000, Mr. Pihlblad was a partner and co-founder of GlobeFlex Capital in San Diego where he was responsible for the development and implementation of the investment process for both domestic and international products. He received his BA from Westminster College. He has earned the right to use the Chartered Financial Analyst designation.

3. On page 26, under the Day-to-day Account Management section, replace with the following:

    Since January 2001

                    Tom Morabito, CFA. Mr. Morabito joined Invista in 2000 as the lead small-cap value portfolio manager. He has more than 12 years of analytical and portfolio management expertise. Since 1994, Mr. Morabito was a manager for INVESCO Management & Research. He received his MBA in Finance from Northeastern University and his Bachelor's degree in Economics from State University of New York. He has earned the right to use the Chartered Financial Analyst designation.

4. On page 43, under the Day-to-day Account Management section, add the following:

     Since July 2000

                    Co-Manager: Kelly R. Alexander. Ms. Alexander joined Invista Capital Management in 1992. Her duties include management responsibility for nine fixed-income portfolios with combined assets of more than $4.0 billion.

5. On page 47, under the Day-to-day Account Management section, add the following:

     Since July 2000

                    Co-Manager: Daniel J. Garrett, CFA. Mr. Garrett joined the Principal organization in 1985. He holds a BA and an MBA from Drake University. He has earned the right to use the Chartered Financial Analyst designation.

6. Effective October 20, 2000, Principal Management Corporation, the Manager for Principal Balanced Fund, Inc. (the "Balanced Fund") and Principal Government Securities Income Fund, Inc. and Principal Limited Term Bond Fund, Inc. (the "Income Funds"), entered into a sub-advisory agreement with an affiliate, Principal Capital Income Investors, LLC ("PCII"), with respect to each of these Funds. The individual who has been serving as portfolio manager for each of the Income Funds and for the fixed-income investments of the Balanced Fund has been transferred to PCII from another affiliate of the Manager, Invista Capital Management, LLC (Invista). Invista served as sub-advisor to the three Funds prior to October 20, 2000 and continues to serve as sub-advisor to the Balanced Fund with respect to its equity investments. The change will not affect the services received or the fees paid by each of the Funds pursuant to its Management Agreement.

    As a result, the Prospectus is amended as follows:

On page 4, the first section in the list of Funds and corresponding Sub-Advisors is deleted and replaced with the following:

                  Fund                                                                           Sub-Advisor
---------------------------                                                                      -----------
    Balanced (equity portion), Blue Chip, Capital Value,                        Invista Capital Management, LLC ("Invista")
    Growth, International, International Emerging Markets,
    International SmallCap, LargeCap Stock Index, MidCap,
    SmallCap and Utilities

    Balanced (fixed-income portion), Government                                 Principal Capital Income Investors, LLC ("PCII")
    Securities Income and Limited Term Bond

     The section "Management, Organization and Capital Structure" is hereby amended as follows:

     Funds: Balanced (equity portion), Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, LargeCap Stock Index, MidCap, SmallCap and Utilities

    Sub-Advisor:    Invista Capital  Management,  LLC ("Invista"),  an indirect wholly-owned subsidiary of Principal Life Insurance Company and an affiliate of the Manager, was founded in 1985. It manages investments for institutional investors, including
                    Principal Life. Assets under management as of June 30, 2000 were approximately $35.3 billion. Invista's address is 1800
                    Hub Tower, 699 Walnut, Des Moines, Iowa 50309.

    Funds: Balanced (fixed-income portion), Government Securities Income and Limited Term Bond

    Sub-Advisor:    Principal  Capital  Income  Investors,   LLC  ("PCII"),  an
                    indirect   wholly-owned   subsidiary   of  Principal   Life
                    Insurance Company and an affiliate of the Manager, was founded in 2000. It manages investments for institutional investors, including Principal Life Insurance Company. As of June 30, 2000, PCII had assets under management of $29 billion. PCII's address is 1800 Hub Tower, 699 Walnut, Des
                    Moines, Iowa 50309.

7. In the section "The Costs of Investing" (Class A shares), the 12th item should be deleted and replaced with the following:

     to the extent the purchase proceeds represent a distribution from a terminating 401(a) plan if (a) such purchase is made through a representative of Princor Financial Services Corporation who is a home office employee of Principal Life Insurance Company and the purchase proceeds represent a distribution from a terminating 401(a) plan administered by Principal Life Insurance Company or any of its affiliates, or (b) the employer or plan trustee has entered into a written agreement with Princor permitting the group solicitation of active employees/ plan participants. Such purchases are subject to the CDSC which applies to purchases of $1 million or more as described above.

8. The Manager has voluntarily agreed to waive a portion of its fee for the following Funds, if necessary, through the period ending October 31, 2001. The effect of the waiver is to reduce the Fund's annual operating expenses. The waivers will maintain a total level of operating expenses (expressed as a percent of average net assets attributable to a Class on an annualized basis) not to exceed:

                                                Class A   Class B    Class C    Class R
                                                ---------------------------------------
  Principal European Equity Fund                 2.50%     3.25%      3.25%     3.00%
  Principal International Emerging Markets Fund  2.50      3.25       3.25      3.00
  Principal LargeCap Stock Index Fund            0.90      1.25       1.25      1.40
  Principal Partners LargeCap Growth Fund        1.95      2.70       2.70      2.45
  Principal Partners MidCap Growth Fund          1.95      2.70       2.70      2.45
  Principal Pacific Basin Fund                   2.50      3.25       3.25      3.00